Employees - Schedule of Charges Related to Equity-Settled Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share Based Compensation Plans [Line Items]
Income statement charge	€ (151)	€ (196)	€ (284)
Performance share plans [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Income statement charge	(142)	(183)	(273)
Other plans [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Income statement charge	€ (9)	€ (13)	€ (11)